Stockholders' Deficit	4 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Stockholders' Equity
5. Stockholders’ Deficit
Amended and Restated Articles of Incorporation
On January 19, 2021, the Company amended and restated its restated certificate of incorporation to increase its authorized shares of common stock from 10,000,000 to 25,187,755 shares and created a new class of preferred shares authorizing 13,923,367 shares as Preferred Stock, designating 9,771,425 shares as Series A Preferred Stock, 2,818,034 shares as Series
A-1
Preferred Stock, 605,850 shares as Series
A-2
Preferred Stock, and 728,058 shares as Series
A-3
Preferred Stock.

Convertible Preferred Stock
Sale of Convertible Preferred Stock
In January 2021, the Company sold 9,771,414 shares of Series A Preferred Stock for gross proceeds of $44.5 million and issued a total of 4,151,942 shares of Series
A-1,
A-2
and
A-3
Preferred Stock in satisfaction of its obligation under the 2020 SAFEs.
As of September 30, 2021 (unaudited), convertible preferred stock consisted of (in thousands, except share and per-share
numbers):

	Shares Authorized	Shares Issued and Outstanding	Per Share Original Issue Price	Liquidation Preference	Carrying Value
Series A	9,771,425	9,771,414	$4.5541	$44,500	$44,323
Series A-1	2,818,034	2,818,034	$1.2420	3,500	9,638
Series A-2	605,850	605,850	$2.4841	1,505	2,302
Series A-3	728,058	728,058	$2.8981	2,110	2,869

Total	13,923,367	13,923,356		$51,615	$59,132

The rights, preferences and privileges of the convertible preferred stock as of September 30, 2021 (unaudited) were as follows:
Voting Rights
The holders of preferred stock are entitled to vote, together with the holders of common stock, on all matters submitted to the stockholders for a vote and are entitled to the number of votes equal to the number of whole shares of common stock into which such holders of preferred stock could convert on the record date for determination of stockholders entitled to vote.
Dividends
The Company cannot declare and pay any common stock dividends without first declaring and paying dividends, as defined in the terms of the Company’s amended and restated certificate of incorporation, to the preferred stockholders. The holders of preferred stock are entitled to receive, when, as and if declared by the Board of Directors, noncumulative dividends at the rate of 8.0% of the applicable original issue price of such preferred stock (Original Issue Price), subject to appropriate adjustment in the event of any stock dividend, stock split, combination or other similar recapitalization with respect to the preferred stock. No dividends have been declared as of September 30, 2021 (unaudited).
Liquidation Rights
In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company or Deemed Liquidation Event (as defined in the Company’s amended and restated certificate of incorporation), each holder of preferred stock is entitled to receive, prior and in preference to any distributions to the common stockholders, an amount equal to the greater of (i) the Original Issue Price per share, plus any declared but unpaid dividends thereon or (ii) the amount such holder would have received if such holder had converted its shares into common stock immediately prior to such liquidation event. In the event that the assets available for distribution to the holders of preferred stock are insufficient to pay such holders the full amounts to which they are entitled, the assets available for distribution will be distributed on a pro rata basis among the holders of the preferred stock in proportion to the respective amounts that would otherwise be payable in respect of such stock. After payments have been made in full to the holders of preferred stock, then, to the extent available, the remaining amounts would be distributed among the holders of the common stock, pro rata based on the number of shares held by each holder.
Conversion Rights
The shares of preferred stock are convertible into an equal number of shares of common stock, at the option of the holder, subject to certain anti-dilution adjustments. Each share of preferred stock is automatically converted into common stock (A) upon the closing of a firmly underwritten public offering pursuant to an effective registration statement under the Securities Act of 1933, as amended, covering the offer and sale of common stock for the account of the Company in which the pre-money
valuation is at least $200.0 million and results in aggregate net proceeds of at least $50.0 million, or (B) at any time upon the affirmative vote or written consent of a majority of the holders of the outstanding shares of preferred stock,
Presentation of Convertible Preferred Stock
The Company’s convertible preferred stock has been classified as temporary equity in the accompanying balance sheet in accordance with authoritative guidance for the classification and measurement of potentially redeemable securities whose redemption is based upon certain change in control events outside of the Company’s control, including liquidation, sale or transfer of control of the Company. The Company has determined not to adjust the carrying values of the convertible preferred stock to the liquidation preferences of such shares because the occurrence of any such change in control event is not probable. In addition, a member of the executive team was a 2020 SAFE investor and is currently a Series A preferred stockholder.
Common Stock
In 2020, the Company sold 6,983,000 shares of restricted common stock to officers and employees of the Company and consultants to the Company during the Company’s formation period. The proceeds from the restricted common stock sale were immaterial to the financial statements. The stock is subject to vesting, generally at 25% one year from the vesting commencement date and ratably each month thereafter for a period of 36 months. At December 31, 2020, there were 6,850,000 remaining shares issued, of which no shares were vested and outstanding. At December 31, 2020 and September 30, 2021 (unaudited), the repurchase liability for these shares was nominal. For accounting purposes, the unvested shares purchased are not deemed to be outstanding.

A summary of the restricted common stock awards is as follows:

Number of Unvested Shares
Balance at February 27, 2020 (inception)	—
Issued shares	6,983,000
Forfeited shares	(133,000)

Balance at December 31, 2020	6,850,000
Issued shares (unaudited)	75,000
Vested shares (unaudited)	(2,376,715)

Balance at September 30, 2021 (unaudited)	4,548,285

2020 Equity Incentive Plan
In March 2020, the Company adopted the 2020 Stock Plan (as amended, the Plan). The Plan provides for the grant of incentive stock options, non-statutory
stock options and restricted stock awards. As of December 31, 2020, the number of shares reserved for issuance under the Plan was 1,000,000 and 991,000 shares remain available for grant under the Plan. In January 2021, the Company increased the number of shares authorized for issuance under the 2020 Stock Plan by 2,139,984 shares to 3,139,984 shares. As of September 30, 2021 (unaudited), 1,525,051 shares remain available for grant under the Plan.
Stock option activity for employee and nonemployee awards and related information is as follows:

	Number	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in Years)	Weighted- Average Grant Date (Fair Value)	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2020	—	—
Granted (unaudited)	1,718,433	$5.63		$3.91
Exercised (unaudited)	(1,000)	$4.44
Canceled (unaudited)	(112,500)	$5.42

Outstanding and expected to vest at September 30, 2021 (unaudited)	1,604,933	$5.64	9.6	$3.92	$5,824

Vested and exercisable at September 30, 2021 (unaudited)	9,248	$6.02	9.8	$4.05	$30

During the period February 27, 2020 (inception) through December 31, 2020, 9,000 shares of restricted common stock were granted at fair value under the Plan, of which 6,000 shares remain unvested as of September 30, 2021 (unaudited). The stock-based compensation expense associated with the restricted common stock was immaterial to the financial statements for the period February 27, 2020 (inception) through December 31, 2020 and the nine months ended September 30, 2021 (unaudited).

Stock-Based Compensation Expense
The weighted-average assumptions used in the Black-Scholes option pricing model to determine the fair value of the stock options granted in the nine months ended September 30, 2021 (unaudited) were as follows:

Assumed risk-free interest rate	1.1%
Assumed volatility	80.8%
Expected option life (in years)	6.2
Expected dividend yield	—%
Risk-free interest rate.
The Company bases the risk-free interest rate assumption on the U.S. Treasury’s rates for U.S. Treasury zero-coupon
bonds with maturities similar to those of the expected term of the award being valued.
Expected volatility.
The expected volatility assumption is based on volatilities of a peer group of similar companies whose share prices are publicly available. The peer group was developed based on companies in the biotechnology industry.
Expected term.
The expected term represents the period of time that options are expected to be outstanding. Because the Company does not have historical exercise behavior, it determines the expected life assumption using the simplified method, which is an average of the contractual term of the option and its vesting period.
Expected dividend yield.
The Company bases the expected dividend yield assumption on the fact that it has never paid cash dividends and has no present intention to pay cash dividends.
The allocation of stock-based compensation expense for the nine months ended September 30, 2021 (unaudited) was as follows (in thousands):

Research and development	$246
General and administrative	404

Total stock-based compensation	$650

As of September 30, 2021 (unaudited), the unrecognized compensation cost related to outstanding time-based options was $5.6 million, which is expected to be recognized over a weighted-average period of 3.5 years.
Common Stock Reserved for Future Issuance
Common stock reserved for future issuance consists of the following:

	December 31, 2020	September 30, 2021
		(unaudited)
Conversion of outstanding convertible preferred stock	—	13,923,356
Outstanding stock options	—	1,604,933
Shares available for issuance under the Plan	991,000	1,525,051

Total	991,000	17,053,340

FS DEVELOPMENT CORP. II
Stockholders' Equity
Note 6 — Stockholder’s Equity
Class
 A Common Stock
 — The Company is authorized to issue 100,000,000 shares of Class A common stock with a par value of $0.0001 per share. As of December 31, 2020, there were no shares of Class A common stock issued or outstanding.
Class
 B Common Stock
 — The Company is authorized to issue 10,000,000 shares of Class B common stock with a par value of $0.0001 per share. On August 26, 2020, the Company issued 2,875,000 shares of Class B common stock, including an aggregate of up to 375,000 shares of Class B common stock that are subject to forfeiture by the Sponsor to the Company for no consideration to the extent that the underwriters’ over-allotment option is not exercised in full or in part, so that the Founder Shares will represent 20% of the Company’s issued and outstanding common stock after the Proposed Public Offering (excluding the Private Placement Shares).
Holders of record of Class A common stock and Class B common stock will vote together as a single class on all matters submitted to a vote of our stockholders, with each share of common stock entitling the holder to one vote except as required by law.
The Class B common stock will automatically convert into Class A common stock concurrently with or immediately following the consummation of the initial Business Combination on a one-for-one
basis, subject to adjustment for stock splits, stock dividends, reorganizations, recapitalizations and the like, and subject to further adjustment as provided herein. In the case that additional shares of Class A common stock or equity-linked securities are issued or deemed issued in connection with the initial Business Combination, the number of shares of Class A common stock issuable upon conversion of all Founder Shares will equal, in the aggregate, on an as-converted
basis, 20% of the total number of shares of Class A common stock issued and outstanding (excluding the Private Placement Shares) after such conversion (after giving effect to any redemptions of shares of Class A common stock by Public Stockholders), including the total number of shares of Class A common stock issued, or deemed issued or issuable upon conversion or exercise of any equity-linked securities or rights issued or deemed issued, by the Company in connection with or in relation to the consummation of the initial Business Combination, excluding any shares of Class A common stock or equity-linked securities or rights exercisable for or convertible into shares of Class A common stock issued, or to be issued, to any seller in the initial Business Combination and any Private Placement Shares issued to the Sponsor, officers or directors upon conversion of Working Capital Loans, provided that such conversion of Founder Shares will never occur on a less than one-for-one
basis.
Preferred Stock
 — The Company is authorized to issue 1,000,000 shares of preferred stock, par value $0.0001 per share, with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. As of December 31, 2020, there were no shares of preferred stock issued or outstanding.

Note 7 — Stockholders’ Equity
Preferred Stock
 —
 The Company is authorized to issue 1,000,000 shares of preferred stock with a par value of $0.0001 per share. As of September 30, 2021 and December 31, 2020, there were no shares of preferred stock issued or outstanding.
Class
 A Common Stock
 — The Company is authorized to issue 100,000,000 shares of Class A Common Stock with a par value of $0.0001 per share. As of September 30, 2021, there were 20,727,500 shares of Class A common stock outstanding, of which 20,125,000 shares were subject to possible redemption have been classified as temporary equity (see Note 6). There were no shares of Class A common stock issued and outstanding as of December 31, 2020.
Class
 B Common Stock
 — The Company is authorized to issue 10,000,000 shares of Class B Common Stock with a par value of $0.0001 per share. As of September 30, 2021 and December 31, 2020, there were 5,031,250 shares of Class B Common Stock issued and outstanding (see Note 4). Holders of record of Class A Common Stock and Class B Common Stock will vote together as a single class on all matters submitted to a vote of the stockholders, with each share of common stock entitling the holder to one vote except as required by law.
The Class B Common Stock will automatically convert into Class A Common Stock concurrently with or immediately following the consummation of the initial Business Combination on a one-for-one
basis, subject to adjustment for stock splits, stock dividends, reorganizations, recapitalizations and the like, and subject to further adjustment as provided herein. In the case that additional shares of Class A Common Stock or equity-linked securities are issued or deemed issued in connection with the initial Business Combination, the number of shares of Class A Common Stock issuable upon conversion of all Founder Shares will equal, in the aggregate, on an as-converted
basis, 20% of the total number of shares of Class A Common Stock issued and outstanding (excluding the Private Placement Shares) after such conversion (after giving effect to any redemptions of shares of Class A Common Stock by Public Stockholders), including the total number of shares of Class A Common Stock issued, or deemed issued or issuable upon conversion or exercise of any equity-linked securities or rights issued or deemed issued, by the Company in connection with or in relation to the consummation of the initial Business Combination, excluding any shares of Class A Common Stock or equity-linked securities or rights exercisable for or convertible into shares of Class A Common Stock issued, or to be issued, to any seller in the initial Business Combination and any Private Placement Shares issued to the Sponsor, officers or directors upon conversion of Working Capital Loans, provided that such conversion of Founder Shares will never occur on a less than one-for-one
basis.